MINING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Mining Interests [Line Items]
Balance		$ 3,200.4
Balance		1,853.4		$ 3,200.4
Gross carrying amount [member]
Mining Interests [Line Items]
Balance		4,351.3		4,358.9
Additions		214.9		728.8
Disposal of El Morro stream				(32.0)
Disposals		(5.2)		(17.0)
Impairment loss on held-for-sale assets	[1]			(48.6)
Assets reclassified as held for sale	[1]			(350.0)
Sale of Mesquite	[1]	(557.3)
Transfers		0.0		(20.4)	[2]
Asset impairment		(1,054.8)	[3]	(268.4)
Balance		2,948.9		4,351.3
Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		1,150.9		1,167.6
Depreciation for the period		299.8		264.2
Disposals		(3.7)		(16.2)
Assets reclassified as held for sale	[1]			(264.7)
Sale of Mesquite	[1]	(351.5)
Balance		1,095.5		1,150.9
Depletable [Member]
Mining Interests [Line Items]
Balance		1,615.7
Balance		545.7		1,615.7
Depletable [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		2,353.0		1,540.2
Additions		70.8		88.8
Disposal of El Morro stream				0.0
Disposals		(0.4)		0.0
Impairment loss on held-for-sale assets	[1]			(48.6)
Assets reclassified as held for sale	[1]			(178.5)
Sale of Mesquite	[1]	(323.5)
Transfers		(0.6)		1,219.5	[2]
Asset impairment		(836.6)	[3]	(268.4)
Balance		1,262.7		2,353.0
Depletable [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		737.3		734.9
Depreciation for the period		169.1		61.7
Disposals		(0.1)		0.0
Assets reclassified as held for sale	[1]			(159.3)
Sale of Mesquite	[1]	(189.3)
Balance		717.0		737.3
Non-depletable [Member]
Mining Interests [Line Items]
Balance		560.9
Balance		366.5		560.9
Non-depletable [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		560.9		1,117.1
Additions		23.8		65.8
Disposal of El Morro stream				(32.0)
Disposals		0.0		0.0
Impairment loss on held-for-sale assets	[1]			0.0
Assets reclassified as held for sale	[1]			(9.8)
Sale of Mesquite	[1]	0.0
Transfers		0.0		(580.2)	[2]
Asset impairment		(218.2)	[3]	0.0
Balance		366.5		560.9
Non-depletable [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0		0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Assets reclassified as held for sale	[1]			0.0
Sale of Mesquite	[1]	0.0
Balance		0.0		0.0
Plant & equipment [Member]
Mining Interests [Line Items]
Balance		965.7
Balance		812.9		965.7
Plant & equipment [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		1,379.3		959.1
Additions		48.3		44.5
Disposal of El Morro stream				0.0
Disposals		(4.8)		(17.0)
Impairment loss on held-for-sale assets	[1]			0.0
Assets reclassified as held for sale	[1]			(161.4)
Sale of Mesquite	[1]	(232.0)
Transfers		0.6		554.1	[2]
Asset impairment		0.0	[3]	0.0
Balance		1,191.4		1,379.3
Plant & equipment [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		413.6		432.7
Depreciation for the period		130.7		102.5
Disposals		(3.6)		(16.2)
Assets reclassified as held for sale	[1]			(105.4)
Sale of Mesquite	[1]	(162.2)
Balance		378.5		413.6
Construction in Progress [Member]
Mining Interests [Line Items]
Balance		57.0
Balance		127.2		57.0
Construction in Progress [Member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		57.0		741.4
Additions		72.0		529.7
Disposal of El Morro stream				0.0
Disposals		0.0		0.0
Impairment loss on held-for-sale assets	[1]			0.0
Assets reclassified as held for sale	[1]			(0.3)
Sale of Mesquite	[1]	(1.8)
Transfers		0.0		(1,213.8)	[2]
Asset impairment		0.0	[3]	0.0
Balance		127.2		57.0
Construction in Progress [Member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0		0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Assets reclassified as held for sale	[1]			0.0
Sale of Mesquite	[1]	0.0
Balance		0.0		0.0
Exploration and evaluation assets [member]
Mining Interests [Line Items]
Balance		1.1
Balance		1.1		1.1
Exploration and evaluation assets [member] | Gross carrying amount [member]
Mining Interests [Line Items]
Balance		1.1		1.1
Additions		0.0		0.0
Disposal of El Morro stream				0.0
Disposals		0.0		0.0
Impairment loss on held-for-sale assets	[1]			0.0
Assets reclassified as held for sale	[1]			0.0
Sale of Mesquite	[1]	0.0
Transfers		0.0		0.0	[2]
Asset impairment		0.0	[3]	0.0
Balance		1.1		1.1
Exploration and evaluation assets [member] | Accumulated depreciation and amortisation [member]
Mining Interests [Line Items]
Balance		0.0		0.0
Depreciation for the period		0.0		0.0
Disposals		0.0		0.0
Assets reclassified as held for sale	[1]			0.0
Sale of Mesquite	[1]	0.0
Balance		$ 0.0		$ 0.0

[1]	Refer to Note 15 for further information on discontinued operations. Mesquite was classified as an asset held-for-sale in the third quarter of 2018 and was sold in October 2018. Peak Mines was classified as an asset held-for-sale in 2017 and was sold in April 2018.
[2]	Effective November 1, 2017, Rainy River achieved commercial production. As a result, the Company transferred amounts capitalized to construction in progress to depletable mining properties and plant & equipment and assets capitalized as non-depletable mining properties were transferred to depletable mining properties. Additionally, on November 1, 2017, the Company transferred $20.4 million related to inventories from construction in progress to current assets.
[3]	Refer to note 10 for further information on impairment.